Note 22 - Income Taxes	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
22.
INCOME TAXES

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial statutory tax rate to the income tax expense for the year ended
December
31,
2018
and
2017:

	Year Ended December 31,
	2018	2017
Loss before tax	$(263,047)	$(75,301)
Combined statutory tax rate	27.00%	26.00%
Income tax recovery computed at statutory tax rate	(71,023)	(19,578)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	(15,309)	(6,476)
Impact of foreign exchange on deferred income tax assets and liabilities	13,807	(3,153)
Change in unrecognized deferred income tax asset	39,765	15,549
7.5% mining royalty in Mexico	(8,225)	(2,133)
Other non-deductible expenses	834	4,259
Impact of inflationary adjustments	51	(1,085)
Change in tax provision estimates	8,258	(3,504)
Impact of post acquisition Primero restructure	(20,024)	—
Other	(7,017)	(5,908)
Income tax recovery	$(58,883)	$(22,029)

Statements of (Loss) Earnings Presentation
Current income tax expense	$2,148	$7,177
Deferred income tax recovery	(61,031)	(29,206)
Income tax recovery	$(58,883)	$(22,029)
Effective tax rate	22%	29%

During the years ended
December 31, 2018
and
2017,
the movement in deferred tax assets and deferred tax liabilities is shown as follows:

Deferred tax assets	Losses	Provisions	Deferred tax asset not recognized	Other	Total
At December 31, 2016	$90,590	$10,192	$(20,379)	$817	$81,220
(Expense) benefit to income statement	(4,038)	(77)	(8,657)	(2)	(12,774)
At December 31, 2017	$86,552	$10,115	$(29,036)	$815	$68,446
Benefit (expense) to income statement	17,702	6,393	(39,312)	2,741	(12,476)
Acquired from Primero (Note 4)	14,139	—	—	—	14,139
At December 31, 2018	$118,393	$16,508	$(68,348)	$3,556	$70,109

Deferred tax liabilities	Property, plant and equipment and mining interests	Effect of Mexican tax deconsolidation	Other	Total
At December 31, 2016	$131,672	$12,167	$27,413	$171,252
(Benefit) expense to income statement	(35,976)	47	(4,529)	(40,458)
Reclassed to current income taxes payable	—	(2,670)	—	(2,670)
At December 31, 2017	$95,696	$9,544	$22,884	$128,124
(Benefit) expense to income statement	(63,314)	488	(12,325)	(75,151)
Acquired from Primero (Note 4)	33,000	—	20,024	53,024
Charged to equity	—	—	7,105	7,105
Reclassed to current income taxes payable	—	(3,288)	—	(3,288)
At December 31, 2018	$65,382	$6,744	$37,688	$109,814

Statements of Financial Position Presentation
Deferred tax assets				$43,716
Deferred tax liabilities				103,394
At December 31, 2017				$59,678
Deferred tax assets				$50,938
Deferred tax liabilities				90,643
At December 31, 2018				$39,705

At
December 31, 2018,
the Company recognized
$50.9
million (
2017
-
$43.7
million) of net deferred tax assets in entities that have had a loss for tax purposes in either
2018
or
2017,
or both. In evaluating whether it is probable that sufficient taxable income will be generated to realize the benefit of these deferred tax assets, the Company considered all available evidence, including approved budgets, forecasts and business plans and, in certain cases, tax planning opportunities.

The aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not
been recognized, as at
December 31, 2018
was
$142.3
million (
2017
-
$228.0
million).

As at
December 31, 2018
and
2017,
the Company has available Canadian, Swiss and Mexican non-capital tax losses, which if not
utilized will expire as follows:

Year of expiry	Canadian non-capital losses	Swiss non-capital losses	Mexican non-capital losses	December 31, 2018	December 31, 2017
2018	$—	$—	$—	$—	$11,317
2019	—	—	1,726	1,726	1,679
2020	—	—	274	274	269
2021	—	6,131	4,271	10,402	13,749
2022	—	—	3,719	3,719	3,539
2023	—	—	1,763	1,763	1,680
2024	—	—	36,214	36,214	34,489
2025	—	—	91,844	91,844	100,394
2026	—	—	105,683	105,683	95,316
2027	—	—	52,654	52,654	19,498
2028 and after	18,263	—	68,546	86,809	10,819
Total	$18,263	$6,131	$366,694	$391,088	$292,749
Unrecognized losses	$—	$—	$147,697	$147,697	$92,123